Not FDIC Insured May Lose Value No Bank Guarantee
MUN-Q1PH

Statements of Investments
(unaudited)
Franklin California High Yield Municipal Fund 2
Franklin Tennessee Municipal Bond Fund 22
Notes to Statements of Investments 25

Franklin Municipal Securities Trust
Statement of Investments (unaudited), August 31, 2021
Franklin California High Yield Municipal Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.9%
California 90.5%
ABAG Finance Authority for Nonprofit Corp. , Covia Communities Obligated Group ,
Revenue , 2011 , Refunding , 6.125% , 7/01/41 ............................. $ 7,500,000 $ 7,527,549
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 13-1 , Special Tax , 2016 , 5% , 9/01/46 ................................ 1,400,000 1,553,834
Artesia Redevelopment Agency Successor Agency ,
Tax Allocation, 2007, 5.5%, 6/01/42 .................................... 6,355,000 6,372,402
Tax Allocation, 2007, 5.7%, 6/01/42 .................................... 2,630,000 2,637,621
Tax Allocation, 2009, 7.7%, 6/01/46 .................................... 3,035,000 3,049,097
Baldwin Park Unified School District , GO , 2013 , Pre-Refunded , BAM Insured , Zero
Cpn., 8/01/42 ..................................................... 10,000,000 2,756,713
Bay Area Toll Authority , Revenue , 2013 S-4 , Pre-Refunded , 5.25% , 4/01/53 ........
15,000,000 16,219,696
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/48 .......... 225,000 264,569
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 6,785,000 7,955,391
a
California Community Housing Agency ,
Revenue, Junior Lien, 144A, 2021 A, 4%, 8/01/51 ......................... 10,000,000 10,741,387
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 27,050,000 30,764,149
Arbors Apartments, Revenue, 144A, 2020 A, 5%, 8/01/50 .................... 7,500,000 8,716,375
Brio Apartments & Next on Lex Apartments, Revenue, 144A, 2021 A-2, 4%, 8/01/47 12,500,000 13,642,856
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 13,000,000 14,037,910
Serenity at Larkspur Apartments, Revenue, 144A, 2020 A, 5%, 2/01/50 ......... 14,525,000 16,775,184
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 23,000,000 26,445,692
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 1.75%, 6/01/30 ........................... 150,000 151,322
Revenue, 2020 B-2, Refunding, Zero Cpn., 6/01/55 ........................ 83,010,000 16,900,944
Gold Country Settlement Funding Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 13,420,000 3,598,557
Merced County Tobacco Funding Corp., Revenue, 2020 B, Refunding, 5%, 6/01/50 3,000,000 3,604,704
Sonoma County Securitization Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 10,000,000 2,545,582
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/37 ....... 1,265,000 1,554,467
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/38 ....... 1,125,000 1,379,585
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/44 ....... 1,610,000 1,948,142
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/48 ....... 9,000,000 10,847,895
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,708,361
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ 10,000,000 15,608,544
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/42 ............. 8,500,000 10,087,918
University of San Francisco, Revenue, 2011, Pre-Refunded, 6.125%, 10/01/36 .... 2,000,000 2,009,479
University of the Pacific, Revenue, 2015, Refunding, 5%, 11/01/36 ............. 3,000,000 3,511,223
a
California Enterprise Development Authority ,
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/36 250,000 291,186
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 630,000 711,280
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 845,000 945,481
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group, Revenue, 2016 A, Refunding, 4%,
3/01/39 ........................................................ 8,190,000 9,116,634
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/45 .............................................. 4,500,000 5,125,748
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 4%,
8/15/49 ........................................................ 3,375,000 3,783,928
El Camino Hospital, Revenue, 2017, 4%, 2/01/42 .......................... 6,500,000 7,317,438
El Camino Hospital, Revenue, 2017, 5%, 2/01/42 .......................... 5,000,000 6,072,626
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2014 A, 5%, 8/15/43 .............................................. 7,160,000 8,091,920
Sutter Health Obligated Group, Revenue, 2016 B, Pre-Refunded, 5%, 11/15/46 ... 10,985,000 13,545,936
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... 15,940,000 19,176,064

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Housing Finance ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... $ 54,566 $ 65,191
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,970,405 5,889,627
a
California Infrastructure & Economic Development Bank ,
Goodwill Industries of Sacramento Valley and Northern Nevada, Inc., Revenue,
144A, 2016 A, 5%, 1/01/47 ......................................... 10,360,000 9,992,693
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,600,000 1,903,134
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 2,300,000 2,717,035
California Municipal Finance Authority ,
a
Revenue, 144A, 2021 B, Refunding, 4%, 10/01/37 ......................... 8,150,000 7,680,146
Special Tax, 2020 B, 4%, 9/01/43 ...................................... 1,140,000 1,278,802
Special Tax, 2020 B, 4%, 9/01/50 ...................................... 1,600,000 1,784,532
Special Tax, 2021 A, 4%, 9/01/36 ...................................... 535,000 606,858
Special Tax, 2021 A, 4%, 9/01/41 ...................................... 660,000 740,262
Special Tax, 2021 A, 4%, 9/01/46 ...................................... 1,095,000 1,221,022
Special Tax, 2021 A, 4%, 9/01/51 ...................................... 1,505,000 1,673,554
1717 University Associates LLC, Revenue, 2020 A-S, 5%, 9/01/57 ............. 1,175,000 1,177,395
ACI Royal York, Inc., Revenue, 2020 A, 4%, 2/15/55 ........................ 2,375,000 2,477,705
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group,
Revenue, 2016 A, Refunding, 5%, 6/01/36 ............................. 3,000,000 3,454,363
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/36 ............... 1,100,000 1,313,205
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/39 ............... 1,000,000 1,185,688
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/35 ..................... 600,000 685,662
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/50 ..................... 3,250,000 3,675,603
a
California Baptist University, Revenue, 144A, 2015 A, 5.375%, 11/01/40 ......... 5,000,000 5,787,906
a
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 10,000,000 11,547,241
a
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/36 ............ 2,500,000 2,948,160
a
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 9,250,048
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5%, 8/15/30 ..... 1,000,000 1,100,608
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/39 ... 1,200,000 1,312,152
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/49 ... 3,500,000 3,806,518
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 5,000,000 6,163,566
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/46 ................ 4,965,000 5,872,600
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/51 ................ 8,050,000 8,573,174
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/54 ................ 7,085,000 7,513,686
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/43 ......................... 1,500,000 1,846,773
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/49 ........................ 9,575,000 11,665,081
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/39 . 1,120,000 1,339,146
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 4,250,000 4,990,180
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/54 . 1,875,000 2,193,851
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 3%,
12/01/23 ....................................................... 100,000 102,501
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 4%,
12/01/26 ....................................................... 200,000 218,133
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/27 ....................................................... 100,000 115,632
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/29 ....................................................... 50,000 59,108
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/31 ....................................................... 130,000 154,421
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/36 ....................................................... 350,000 410,225
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/46 ....................................................... 1,000,000 1,151,239
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/54 ....................................................... 1,000,000 1,137,866

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Hospitals of Central California Obligated Group, Revenue, 2015 A,
Refunding, 5%, 2/01/40 ............................................ $ 5,000,000 $ 5,737,045
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 4%, 2/01/42 ............................................ 10,000,000 11,246,531
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 2,670,000 3,165,432
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/49 ....................................................... 480,000 563,263
a
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4%, 11/01/36 ....... 1,395,000 1,447,684
a
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4.5%, 11/01/46 ...... 1,600,000 1,671,073
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/32 ............. 3,020,000 3,561,165
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/39 ............. 6,525,000 7,618,014
Developmental Services Support Foundation for Kern Inyo and Mono Counties,
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................. 3,895,000 4,754,919
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/37 ......... 2,625,000 3,175,484
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 5%, 10/01/44 12,885,000 15,329,388
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/37 ... 9,965,000 11,518,606
a
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/36 ..... 2,275,000 2,555,824
a
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/46 ..... 2,775,000 3,078,526
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 20,665,000 25,138,997
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 4%, 12/31/47 6,085,000 6,854,784
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 15,500,000 18,775,280
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/39 ....... 1,145,000 1,405,360
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/49 ....... 2,775,000 3,348,378
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/35 ...... 1,100,000 1,215,059
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/44 ...... 1,050,000 1,149,959
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/47 .. 3,000,000 3,490,788
a
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/30 ............. 520,000 622,489
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/31 .. 1,000,000 1,153,901
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/36 .. 2,750,000 3,149,834
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/41 .. 1,750,000 1,991,411
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 3.875%, 7/01/28 1,210,000 1,323,092
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/38 .. 1,100,000 1,305,820
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/49 .. 3,600,000 4,223,472
ROP WMCC LLC, Revenue, 2013 A, Pre-Refunded, 5.625%, 11/15/33 .......... 1,000,000 1,117,525
ROP WMCC LLC, Revenue, 2013 A, Pre-Refunded, 6%, 11/15/48 ............. 4,000,000 4,500,182
a
Santa Rosa Academy, Revenue, 144A, 2015, 5.125%, 7/01/35 ................ 450,000 499,662
a
Santa Rosa Academy, Revenue, 144A, 2015, 5.375%, 7/01/45 ................ 1,400,000 1,548,266
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.5%, 12/01/33 ..................................... 3,115,000 3,397,117
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 7,000,000 7,614,891
a
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/41 ............... 925,000 1,040,289
a
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/51 ............... 1,385,000 1,535,372
a
STREAM Charter School, Revenue, 144A, 2020 B, 6.4%, 6/15/32 ............. 865,000 912,272
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/43 ............. 5,000,000 6,001,100
a
California Pollution Control Financing Authority ,
b
CalPlant I LLC, Revenue, 144A, 2017, 7%, 7/01/22 ........................ 3,500,000 2,275,000
b
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 13,000,000 8,450,000
b
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 11,500,000 7,475,000
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 4,500,000 4,215,115
Poseidon Resources Channelside LP, Revenue, 144A, 2012, 5%, 11/21/45 ...... 19,965,000 20,936,810
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 4,250,000 4,679,956
California Public Finance Authority ,
a
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 4,194,090

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Public Finance Authority, (continued)
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/37 ....................................................... $ 1,100,000 $ 1,302,841
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/47 ....................................................... 5,000,000 5,862,504
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/27 ............................................ 1,475,000 1,332,317
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/32 ............................................ 4,030,000 3,643,412
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/37 ............................................ 5,370,000 4,845,965
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/47 ............................................ 16,110,000 14,533,303
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/36 ....................................................... 1,000,000 1,196,519
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/51 ....................................................... 1,000,000 1,163,280
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/56 ....................................................... 1,000,000 1,159,302
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 B-1, Refunding, 3.125%,
5/15/29 ........................................................ 2,510,000 2,557,975
California School Finance Authority ,
a
Revenue, 144A, 2016, 5%, 8/01/41 .................................... 2,010,000 2,286,232
a
Revenue, 144A, 2016, Pre-Refunded, 5%, 8/01/41 ......................... 190,000 224,394
Alliance for College Ready Public Schools Obligated Group, Revenue, 2016 C, 5%,
7/01/46 ........................................................ 10,000,000 11,326,147
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/35 ........................................................ 1,000,000 1,146,197
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/45 ........................................................ 1,100,000 1,244,058
a
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/37 ....................................................... 1,485,000 1,758,629
a
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/44 ....................................................... 5,610,000 6,556,585
a
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/40 ..... 500,000 602,417
a
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/50 ..... 3,570,000 4,242,019
a
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/48 ............... 1,000,000 1,123,340
a
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/56 ............... 1,710,000 1,913,176
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/40 ........... 225,000 261,697
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/50 ........... 1,275,000 1,466,284
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/58 ........... 1,000,000 1,144,160
a
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/43 ........................................................ 4,000,000 4,592,456
a
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/49 ........................................................ 3,800,000 4,340,873
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/35 . 2,525,000 2,849,667
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/45 . 3,500,000 3,903,277
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/38 . 1,000,000 1,202,016
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/48 . 1,750,000 2,067,819
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 4%, 6/01/31 ..................... 250,000 274,961
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/41 ..................... 435,000 497,958
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/51 ..................... 600,000 679,276
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/61 ..................... 1,320,000 1,478,942
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/35 1,200,000 1,367,031
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/45 1,675,000 1,885,152
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2017 A, 5%, 7/01/47 1,500,000 1,752,959
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/39 1,000,000 1,233,902

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California School Finance Authority, (continued)
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/54 $ 3,300,000 $ 3,998,097
a
Larchmont Schools, Revenue, 144A, 2018 A, 5%, 6/01/55 ................... 2,050,000 2,302,847
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 3%, 7/01/30 ..... 365,000 387,470
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/45 ..... 825,000 957,676
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/55 ..... 1,235,000 1,421,029
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/31 ............ 1,000,000 1,180,081
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/36 ............ 2,250,000 2,643,884
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/41 ............ 3,200,000 3,715,643
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/51 ............ 3,000,000 3,445,151
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/55 ............ 2,700,000 3,082,249
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/30 ........ 1,750,000 2,031,051
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/37 ........ 2,000,000 2,274,296
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/47 ........ 1,975,000 2,210,552
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/52 ........ 1,340,000 1,496,361
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5%, 6/01/34 .... 750,000 846,313
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.125%, 6/01/47 . 845,000 940,473
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.25%, 6/01/52 .. 980,000 1,093,844
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/30 .... 315,000 367,919
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/37 .... 360,000 412,662
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/47 .... 1,720,000 1,940,943
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/31 ........................................................ 260,000 290,162
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/41 ........................................................ 600,000 655,615
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/51 ........................................................ 800,000 862,020
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/61 ........................................................ 1,300,000 1,386,108
a
Summit Public Schools Obligated Group, Revenue, 144A, 2017, 5%, 6/01/47 ..... 1,500,000 1,735,386
California State Public Works Board ,
Revenue, 2011 A, Refunding, 5.125%, 10/01/31 ........................... 3,605,000 3,619,317
State of California Department of Corrections & Rehabilitation, Revenue, 2011 C,
Refunding, 5.75%, 10/01/31 ........................................ 4,640,000 4,660,762
California State University , Revenue , 2015 A , Refunding , 5% , 11/01/47 ...........
14,980,000 17,650,787
California Statewide Communities Development Authority ,
Revenue, 2015, Refunding, 5%, 9/02/40 ................................. 2,230,000 2,483,695
Special Assessment, 2016 A, 5%, 9/02/36 ............................... 1,035,000 1,195,487
Special Assessment, 2016 A, 5%, 9/02/45 ............................... 2,250,000 2,565,180
Special Assessment, 2017 A, 4%, 9/02/27 ............................... 1,775,000 1,921,552
Special Assessment, 2017 A, 5%, 9/02/37 ............................... 1,975,000 2,320,864
Special Assessment, 2017 A, 5%, 9/02/46 ............................... 2,460,000 2,853,393
Special Assessment, 2017 B, 5%, 9/02/37 ............................... 3,260,000 3,853,202
Special Assessment, 2017 B, 5%, 9/02/47 ............................... 2,520,000 2,938,050
Special Assessment, 2017 C, 5%, 9/02/37 ............................... 4,790,000 5,655,631
Special Assessment, 2018 A, 5%, 9/02/38 ............................... 2,150,000 2,595,701
Special Assessment, 2018 A, 5%, 9/02/47 ............................... 3,750,000 4,455,136
Special Assessment, 2018 B, 5%, 9/02/38 ............................... 2,760,000 3,328,131
Special Assessment, 2018 B, 5%, 9/02/43 ............................... 4,690,000 5,606,337
Special Assessment, 2018 B, 5%, 9/02/48 ............................... 11,210,000 13,309,608
Special Assessment, 2018 C, 5%, 9/02/38 ............................... 6,000,000 7,217,604
Special Assessment, 2019 A, 5%, 9/02/39 ............................... 1,600,000 1,961,763
Special Assessment, 2019 A, 5%, 9/02/44 ............................... 940,000 1,143,226
Special Assessment, 2019 A, 5%, 9/02/48 ............................... 945,000 1,143,679
Special Assessment, 2019 B, 5%, 9/02/39 ............................... 1,060,000 1,295,274
Special Assessment, 2019 C, 5%, 9/02/39 ............................... 850,000 1,039,367
Special Assessment, 2020 A, 5%, 9/02/40 ............................... 1,250,000 1,546,466

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Special Assessment, 2020 A, 4%, 9/02/50 ............................... $ 900,000 $ 1,019,647
Special Assessment, 2020 A, 5%, 9/02/50 ............................... 1,000,000 1,212,724
Special Assessment, 2020 B, 4%, 9/02/40 ............................... 1,125,000 1,298,980
Special Assessment, 2020 B, 4%, 9/02/50 ............................... 1,370,000 1,556,891
Special Assessment, 2021 A, 4%, 9/02/41 ............................... 5,285,000 6,031,030
Special Assessment, 2021 A, 4%, 9/02/51 ............................... 2,000,000 2,245,089
c
Special Assessment, 2021 B, 4%, 9/02/51 ............................... 5,150,000 5,779,061
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/15/32 ........... 750,000 837,577
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/15/40 ........... 1,010,000 1,112,652
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/35 ......... 2,000,000 2,264,977
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/45 ......... 3,810,000 4,263,034
California Baptist University, Revenue, 2011 A, Pre-Refunded, 7.25%, 11/01/31 ... 1,250,000 1,264,386
California Baptist University, Revenue, 2011 A, Pre-Refunded, 7.5%, 11/01/41 .... 2,750,000 2,782,774
California Baptist University, Revenue, 2014 A, 5.125%, 11/01/23 .............. 410,000 431,943
California Baptist University, Revenue, 2014 A, 6.125%, 11/01/33 .............. 1,565,000 1,738,388
California Baptist University, Revenue, 2014 A, 6.375%, 11/01/43 .............. 4,035,000 4,466,789
a
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/32 ... 1,135,000 1,373,231
a
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/41 ... 1,875,000 2,223,528
CHF-Irvine LLC, Revenue, 2016, Refunding, 5%, 5/15/40 .................... 1,500,000 1,762,105
CHF-Irvine LLC, Revenue, 2017, 5%, 5/15/42 ............................ 710,000 855,221
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2014
B, Refunding, 5%, 7/01/44 ......................................... 4,450,000 4,991,658
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
5%, 7/01/43 .................................................... 1,000,000 1,215,864
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
4%, 7/01/48 .................................................... 6,000,000 6,791,940
Community Facilities District No. 2015-01, Special Tax, 2015-1, 4%, 9/01/50 ...... 1,725,000 1,982,915
Community Facilities District No. 2015-01, Special Tax, 2020, 4%, 9/01/40 ....... 700,000 806,984
Community Facilities District No. 2015-01, Special Tax, 2020, 4%, 9/01/50 ....... 1,335,000 1,514,744
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016 A, Refunding, 5%, 9/01/36 ..................................... 1,000,000 1,128,335
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016 A, Refunding, 5%, 9/01/45 ..................................... 1,500,000 1,675,173
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/37 ................................................ 1,225,000 1,461,641
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/47 ................................................ 2,000,000 2,348,906
Community Facilities District No. 2016-02, Special Tax, 2016 A, 5%, 9/01/46 ...... 11,020,000 12,503,216
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 1,230,000 1,501,902
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/49 ....... 3,000,000 3,610,106
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/40 ....... 3,845,000 4,422,456
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/50 ....... 3,845,000 4,359,351
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/39 ....... 1,750,000 2,106,977
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/48 ....... 2,000,000 2,374,456
Community Facilities District No. 2020-01, Special Tax, 2021, 4%, 9/01/41 ....... 560,000 657,121
Community Facilities District No. 2020-01, Special Tax, 2021, 4%, 9/01/51 ....... 700,000 807,739
Community Facilities District No. 2020-02, Special Tax, 2021, 4%, 9/01/41 ....... 730,000 848,728
Community Facilities District No. 2020-02, Special Tax, 2021, 4%, 9/01/51 ....... 1,350,000 1,546,086
Covenant Living Communities and Services Obligated Group, Revenue, 2013 C, Pre-
Refunded, 5.625%, 12/01/36 ........................................ 8,000,000 8,959,112
Enloe Medical Center, Revenue, 2015, Refunding, California Mortgage Insured, 5%,
8/15/38 ........................................................ 6,000,000 7,050,906
Eskaton Properties, Inc. Obligated Group, Revenue, 2012, 5.25%, 11/15/34 ...... 4,350,000 4,536,160
a
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/46 12,735,000 14,599,685
a
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/34 ......... 375,000 462,013
a
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/39 ......... 950,000 1,156,616

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5%, 12/01/41 ................................................... $ 1,245,000 $ 1,402,448
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 52,005,000 58,490,252
Los Angeles Jewish Home for the Aging Obligated Group, Revenue, 2014 A, Pre-
Refunded, California Mortgage Insured, 5%, 8/01/44 ...................... 2,450,000 2,609,060
Marin General Hospital Obligated Group, Revenue, 2018 A, 4%, 8/01/45 ........ 1,500,000 1,555,206
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 5%, 1/01/48 ............................................ 5,000,000 5,943,919
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 4,325,000 4,783,102
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 8,000,000 8,705,415
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 2,635,000 2,861,796
Capistrano Unified School District , Community Facilities District No. 2005-1 , Special
Tax , 2013 , 5.5% , 9/01/43 ............................................ 4,955,000 5,335,855
Casitas Municipal Water District ,
Community Facilities District No. 2013-1 OJAI, Special Tax, 2017 B, BAM Insured,
5%, 9/01/42 .................................................... 8,000,000 9,708,697
Community Facilities District No. 2013-1 OJAI, Special Tax, 2017 B, BAM Insured,
5.25%, 9/01/47 .................................................. 5,000,000 6,205,109
Centinela Valley Union High School District ,
GO, 2012 B, Refunding, AGMC Insured, Zero Cpn., 8/01/45 .................. 42,000,000 10,734,536
GO, 2014 C, Pre-Refunded, 5%, 8/01/35 ................................ 4,195,000 4,781,054
Central School District ,
GO, A, 5%, 8/01/44 ................................................ 10,990,000 12,777,106
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2019-1, Special Tax, 2019-1, 4%,
9/01/40 ........................................................ 500,000 567,579
City of Chino Community Facilities District No. 2019-1, Special Tax, 2019-1, 4%,
9/01/51 ........................................................ 1,000,000 1,122,665
City & County of San Francisco ,
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/42 ........ 775,000 879,603
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/50 ........ 1,450,000 1,632,955
Community Facilities District No. 2016-1, Special Tax, 2021, 4%, 9/01/27 ........ 460,000 523,205
Community Facilities District No. 2016-1, Special Tax, 2021, 4%, 9/01/28 ........ 520,000 598,649
Community Facilities District No. 2016-1, Special Tax, 2021, 4%, 9/01/29 ........ 530,000 611,251
Community Facilities District No. 2016-1, Special Tax, 2021, 4%, 9/01/30 ........ 360,000 414,800
Community Facilities District No. 2016-1, Special Tax, 2021, 4%, 9/01/35 ........ 410,000 467,809
Community Facilities District No. 2016-1, Special Tax, 2021, 4%, 9/01/41 ........ 1,000,000 1,137,253
Community Facilities District No. 2016-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,000,000 1,129,033
Community Facilities District No. 2016-1, Special Tax, 2021, 4%, 9/01/51 ........ 1,500,000 1,689,440
a
District No. 2020-1, Special Tax, 144A, 2021 A, 3%, 9/01/21 .................. 250,000 250,000
a
District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/31 .................. 400,000 471,262
a
District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/36 .................. 700,000 815,912
a
District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/51 .................. 1,700,000 1,945,957
City of Beaumont ,
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/44 ........ 300,000 344,416
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/49 ........ 400,000 457,774
Community Facilities District No. 2019-1, Special Tax, 2019-1, 3.25%, 9/01/50 .... 450,000 474,248
City of Calimesa ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 865,000 975,371
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/50 ........ 825,000 928,097
City of Chino ,
Community Facilities District No. 2003-3, Special Tax, 2015, 5%, 9/01/45 ........ 1,665,000 1,867,624
Community Facilities District No. 2016-2, Special Tax, 2017, 5%, 9/01/42 ........ 1,535,000 1,723,865
City of Chula Vista ,
Community Facilities District No. 06-1, Special Tax, 2018, 5%, 9/01/43 .......... 1,000,000 1,151,002

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Chula Vista, (continued)
Community Facilities District No. 06-1, Special Tax, 2018, 5%, 9/01/48 .......... $ 1,185,000 $ 1,359,317
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/38 .................................................. 1,200,000 1,354,736
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/48 .................................................. 1,000,000 1,120,513
City of Dana Point ,
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/38 ........................................................ 1,000,000 1,094,151
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/45 ........................................................ 2,500,000 2,735,377
City of Dixon ,
Community Facilities District No. 2013-1 Parklane, Special Tax, 2019, 5%, 9/01/44 . 2,645,000 3,126,583
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/36 200,000 233,005
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/40 400,000 462,907
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/50 1,000,000 1,138,992
City of Dublin ,
Community Facilities District No. 2015-1, Special Tax, 2019, 5%, 9/01/49 ........ 2,300,000 2,668,445
Community Facilities District No. 2015-1, Special Tax, 2021, 4%, 9/01/45 ........ 850,000 961,040
Community Facilities District No. 2015-1, Special Tax, 2021, 4%, 9/01/51 ........ 865,000 974,244
City of Fairfield ,
Community Facilities District No. 2016-1, Special Tax, 2019 A, 5%, 9/01/44 ...... 2,000,000 2,410,979
a
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/35 .. 1,000,000 1,243,156
a
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/50 .. 3,255,000 3,932,562
City of Fillmore ,
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/40 ............ 1,500,000 1,625,030
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/45 ............ 2,630,000 2,841,378
City of Fontana ,
Community Facilities District No. 80, Special Tax, 2017, 5%, 9/01/46 ........... 1,000,000 1,168,427
Community Facilities District No. 81, Special Tax, 2018, 4%, 9/01/43 ........... 1,000,000 1,103,127
City of Fullerton ,
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/34 ............ 1,075,000 1,150,393
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/44 ............ 2,450,000 2,609,330
City of Irvine ,
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/39 ........ 1,000,000 1,114,813
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/44 ........ 1,500,000 1,665,183
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/49 ........ 2,750,000 3,044,597
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/43 ........ 2,500,000 2,908,312
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/48 ........ 3,250,000 3,763,824
Community Facilities District No. 2013-3, Special Tax, 2018, AGMC Insured, 5%,
9/01/51 ........................................................ 1,250,000 1,482,949
City of La Verne ,
Brethren Hillcrest Homes Obligated Group, COP, 2014, Pre-Refunded, 5%, 5/15/36 1,430,000 1,492,770
Copacabana Mobilehome Park, Revenue, 2014, Refunding, 5%, 6/15/49 ........ 1,765,000 1,956,415
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/36 350,000 397,883
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/40 385,000 435,626
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/50 1,000,000 1,119,535
City of Long Beach ,
Marina System, Revenue, 2015, 5%, 5/15/34 ............................. 1,300,000 1,451,684
Marina System, Revenue, 2015, 5%, 5/15/40 ............................. 3,500,000 3,874,855
Marina System, Revenue, 2015, 5%, 5/15/45 ............................. 2,500,000 2,751,377

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles , Department of Airports , Revenue , 2019 D , 4% , 5/15/44 .......
$ 5,525,000 $ 6,320,306
City of Murrieta , Community Facilities District No. 2005-5 Golden City , Special Tax ,
2018 , 5% , 9/01/48 ................................................. 3,740,000 4,263,523
City of Ontario ,
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/42 ........... 1,000,000 1,117,377
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/47 ........... 500,000 557,282
Community Facilities District No. 31, Special Tax, 2017, 5%, 9/01/47 ........... 1,100,000 1,284,430
City of Oroville ,
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/49 ......................... 3,500,000 3,899,327
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/54 ......................... 3,500,000 3,870,164
City of Palm Desert ,
Community Facilities District No. 2021-1, Special Tax, 2021, Refunding, 3%, 9/01/31 320,000 330,340
Community Facilities District No. 2021-1, Special Tax, 2021, Refunding, 4%, 9/01/41 450,000 490,959
Community Facilities District No. 2021-1, Special Tax, 2021, Refunding, 4%, 9/01/51 665,000 714,311
City of Rancho Cordova ,
Community Facilities District No. 2014-1, Special Tax, 2021, 4%, 9/01/37 ........ 545,000 623,938
Community Facilities District No. 2014-1, Special Tax, 2021, 4%, 9/01/41 ........ 390,000 443,674
Community Facilities District No. 2014-1, Special Tax, 2021, 4%, 9/01/46 ........ 585,000 659,597
Community Facilities District No. 2014-1, Special Tax, 2021, 4%, 9/01/50 ........ 500,000 562,472
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2018-1, 5%,
9/01/44 ........................................................ 415,000 483,560
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/34 ........................................................ 175,000 197,707
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/35 ........................................................ 180,000 203,135
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/36 ........................................................ 185,000 208,508
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/37 ........................................................ 195,000 219,374
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/38 ........................................................ 200,000 224,660
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/39 ........................................................ 210,000 235,630
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/40 ........................................................ 220,000 246,860
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/46 ........................................................ 175,000 194,755
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/40 .................................................... 1,200,000 1,354,152
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/45 .................................................... 1,250,000 1,401,607
City of Rocklin , Community Facilities District No. 10 Whitney Ranch , Special Tax , 2019 ,
5% , 9/01/40 ...................................................... 2,000,000 2,239,968
City of Roseville ,
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 .... 630,000 751,308
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/50 .... 1,745,000 2,064,857
a
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/32 ............................................ 1,265,000 1,514,514
a
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/47 ............................................ 6,500,000 7,601,819
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 2021, 4%, 9/01/41 750,000 865,430
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 2021, 4%, 9/01/50 2,000,000 2,283,439
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5%,
9/01/36 ........................................................ 2,180,000 2,518,979
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5.5%,
9/01/46 ........................................................ 7,160,000 8,325,662

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/40 ........................................................ $ 575,000 $ 648,861
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 450,000 503,884
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 1,000,000 1,117,131
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/39 ........................................................ 440,000 512,225
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 500,000 578,697
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 575,000 663,237
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/37 ........................................................ 350,000 400,942
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/41 ........................................................ 400,000 453,929
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/46 ........................................................ 650,000 735,148
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,295,000 1,460,571
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 3,230,000 3,756,860
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 490,000 548,673
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 650,000 726,135
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/37 ........................................................ 225,000 259,828
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/41 ........................................................ 305,000 350,638
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/46 ........................................................ 520,000 592,123
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/51 ........................................................ 710,000 806,227
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/29 .... 500,000 558,899
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/34 .... 1,100,000 1,215,642
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/39 .... 1,885,000 2,073,248
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/44 .... 1,650,000 1,809,702
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/49 .... 3,800,000 4,402,811
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/32 ........................................................ 1,120,000 1,280,257
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/33 ........................................................ 1,000,000 1,141,151
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,418,179
City of Sacramento ,
Greenbriar Community Facilities District No. 2018-03, Special Tax, 2021, 4%, 9/01/46 1,450,000 1,639,743
Greenbriar Community Facilities District No. 2018-03, Special Tax, 2021, 4%, 9/01/50 1,000,000 1,127,995
Natomas Central Community Facilities District No. 2006-2, Special Tax, 2016, 5%,
9/01/46 ........................................................ 1,815,000 2,081,533
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/32 ................................................ 300,000 339,231
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/37 ................................................ 710,000 798,023
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/47 ................................................ 1,900,000 2,117,670

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Sacramento, (continued)
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 2019, 5%,
9/01/44 ........................................................ $ 500,000 $ 572,136
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 1,000,000 1,139,416
North Natomas Community Facilities District No. 4, Special Tax, 2013 E, Refunding,
5.25%, 9/01/33 .................................................. 3,000,000 3,257,738
City of San Buenaventura ,
Community Memorial Health System, Revenue, 2011, Pre-Refunded, 8%, 12/01/31 10,000,000 10,190,584
Community Memorial Health System, Revenue, 2011, Pre-Refunded, 7.5%, 12/01/41 5,000,000 5,089,760
City of San Clemente ,
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/40 ........ 1,760,000 1,989,003
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/46 ........ 2,455,000 2,755,141
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018 C ,
Refunding , 4% , 6/01/32 ............................................. 715,000 798,122
City of San Luis Obispo ,
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/41 ........ 175,000 201,934
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/46 ........ 740,000 846,287
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/51 ........ 925,000 1,054,913
City of San Mateo ,
Community Facilities District No. 2008-1, Special Tax, 2012, 5.875%, 9/01/32 ..... 1,500,000 1,568,175
Community Facilities District No. 2008-1, Special Tax, 2012, 6%, 9/01/42 ........ 5,000,000 5,202,173
Community Facilities District No. 2008-1, Special Tax, 2014, 5.375%, 9/01/38 ..... 2,500,000 2,593,980
Community Facilities District No. 2008-1, Special Tax, 2014, 5.5%, 9/01/44 ....... 3,300,000 3,424,631
City of Santa Paula ,
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/35 ...... 600,000 728,331
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 ...... 1,000,000 1,201,826
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/45 ...... 1,100,000 1,233,721
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/50 ...... 1,375,000 1,538,033
City of Simi Valley , Assessment District No. 98-1 , 1915 Act, Special Assessment , 1999 ,
7.3% , 9/02/24 .................................................... 835,000 854,273
City of Tracy ,
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/33 ....... 1,610,000 1,868,523
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/38 ....... 2,385,000 2,749,608
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/43 ....... 5,750,000 6,586,784
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/48 ....... 6,240,000 7,121,292
Community Facilities District No. 2016-01, Special Tax, 2019, 5%, 9/01/44 ....... 2,600,000 2,975,106
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/44 ....... 1,500,000 1,756,455
City of Tustin ,
Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding, 5%, 9/01/37 1,000,000 1,159,416
Community Facilities District No. 07-1, Special Tax, 2015 A, Refunding, 5%, 9/01/37 2,330,000 2,643,487
Community Facilities District No. 14-1, Special Tax, 2015 A, 5%, 9/01/40 ........ 750,000 850,388
Community Facilities District No. 14-1, Special Tax, 2015 A, 5%, 9/01/45 ........ 1,000,000 1,127,049
City of Upland , Community Facilities District No. 2015-1 , Special Tax , 2019 A , 4% ,
9/01/49 ......................................................... 550,000 611,357
City of Vernon ,
Electric System, Revenue, 2012 A, 5.5%, 8/01/41 .......................... 7,500,000 7,763,468
Electric System, Revenue, 2020 A, Refunding, 5%, 8/01/35 .................. 1,440,000 1,787,156
City of Woodland ,
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/44 ........ 1,475,000 1,685,946
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/48 ........ 1,645,000 1,874,580
City of Yucaipa ,
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5%, 9/01/26 . 1,000,000 1,007,456
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5.375%,
9/01/30 ........................................................ 1,800,000 1,813,381
Clovis Unified School District ,
GO, 2004 A, NATL Insured, ETM, Zero Cpn., 8/01/27 ....................... 1,205,000 1,144,697

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Clovis Unified School District, (continued)
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/27 ........................... $ 6,295,000 $ 5,966,533
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/28 ........................... 3,000,000 2,785,015
a
CMFA Special Finance Agency I , Revenue , 144A, 2021 A-T , 5% , 4/01/41 .......... 7,875,000 8,065,525
a
CMFA Special Finance Agency VII , The Breakwater Apartments , Revenue , 144A, 2021
A-2 , 4% , 8/01/47 .................................................. 6,100,000 6,652,228
a
CMFA Special Finance Agency VIII , Revenue, Junior Lien , 144A, 2021 A-2 , 4% ,
8/01/47 ......................................................... 7,000,000 7,527,635
Coachella Valley Unified School District ,
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/42 .......................... 8,500,000 5,325,911
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/43 .......................... 3,000,000 1,823,237
Compton Community Redevelopment Agency ,
Tax Allocation, Second Lien, 2010 B, 5.7%, 8/01/30 ........................ 2,255,000 2,263,414
Tax Allocation, Second Lien, 2010 B, 6%, 8/01/42 .......................... 3,460,000 3,472,028
Corona-Norco Unified School District , Community Facilities District No. 05-1 , Special
Tax , 2016 , Refunding , 5% , 9/01/36 ..................................... 500,000 583,746
Cotati-Rohnert Park Unified School District , GO , A , BAM Insured , 5% , 8/01/45 ......
4,000,000 4,605,298
County of El Dorado ,
Community Facilities District No. 2014-1, Special Tax, 2018, 5%, 9/01/48 ........ 2,850,000 3,174,696
Community Facilities District No. 2018-1 Bass Lake Hills, Special Tax, 2021, 4%,
9/01/40 ........................................................ 475,000 545,595
Community Facilities District No. 2018-1 Bass Lake Hills, Special Tax, 2021, 4%,
9/01/46 ........................................................ 425,000 483,648
Community Facilities District No. 2018-1 Bass Lake Hills, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,660,000 1,882,656
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 5,200,000 5,278,022
County of Orange ,
Community Facilities District No. 2015-1, Special Tax, 2015 A, 5%, 8/15/34 ...... 1,495,000 1,699,160
Community Facilities District No. 2015-1, Special Tax, 2015 A, 5.25%, 8/15/45 .... 4,880,000 5,535,737
Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%, 8/15/42 ...... 6,230,000 7,483,242
Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%, 8/15/47 ...... 10,000,000 11,918,374
County of Riverside , Community Facilities District No. 03-1 , Special Tax , 2014 ,
Refunding , 5% , 9/01/30 ............................................. 1,500,000 1,673,989
County of San Bernardino ,
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/40 1,000,000 1,129,287
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/45 1,000,000 1,121,696
County of Santa Cruz ,
Assessment District No. 21-01, 1915 Act, Special Assessment, 4%, 9/02/46 ...... 525,000 600,428
Assessment District No. 21-01, 1915 Act, Special Assessment, 4%, 9/02/51 ...... 650,000 741,317
County of Stockton ,
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/40 ........ 1,580,000 1,776,257
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/45 ........ 1,115,000 1,242,489
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/50 ........ 1,565,000 1,739,881
a
CSCDA Community Improvement Authority ,
Revenue, 144A, 2020 A, 5%, 1/01/54 ................................... 10,000,000 11,777,141
Revenue, 144A, 2021 A, 4%, 8/01/56 ................................... 8,000,000 8,847,795
Revenue, 144A, 2021 A-1, 3.4%, 10/01/46 ............................... 5,000,000 5,225,997
Pasadena Portfolio, Revenue, 144A, 2021 B, 4%, 12/01/56 .................. 2,750,000 3,003,652
Union South Bay, Revenue, 144A, 2021 A-2, 4%, 7/01/56 .................... 12,500,000 13,545,891

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Cudahy Community Development Commission Successor Agency , Tax Allocation , 2011
B , Pre-Refunded , 7.75% , 10/01/27 ..................................... $ 3,795,000 $ 3,818,153
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
B , Refunding , 5.85% , 12/15/47 ........................................ 4,525,000 4,536,374
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 ..........
2,000,000 2,095,274
Del Mar Union School District , Community Facilities District No. 99-1 , Special Tax ,
2019 , Refunding , BAM Insured , 4% , 9/01/49 ............................. 2,000,000 2,289,254
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, Zero Cpn., 12/01/28 ....
18,150,000 13,225,019
Dublin Community Facilities District No. 2015-1 ,
Special Tax, 2017, 5%, 9/01/37 ....................................... 1,550,000 1,839,675
Special Tax, 2017, 5%, 9/01/47 ....................................... 4,500,000 5,265,572
Special Tax, 2019, 5%, 9/01/39 ....................................... 3,665,000 4,303,147
Special Tax, 2019, 5%, 9/01/44 ....................................... 6,625,000 7,719,473
Eastern Municipal Water District ,
Community Facilities District No. 2004-35, Special Tax, 2021, 4%, 9/01/46 ....... 220,000 251,444
Community Facilities District No. 2004-35, Special Tax, 2021, 4%, 9/01/50 ....... 200,000 227,921
El Rancho Unified School District , GO , 2004 , NATL Insured , Zero Cpn., 8/01/29 ....
2,400,000 2,112,084
d,e
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN, 2019-ML06, XCA, 1.105%, 7/25/35 ................................ 138,293,217 12,758,932
a
144A, FRN, 2020-ML07, XCA, 2.132%, 1/25/37 ........................... 123,982,095 23,886,391
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19, Special Tax, 2017, 5%, 9/01/47 3,280,000 3,829,936
City of Folsom Community Facilities District No. 19, Special Tax, 2019, 5%, 9/01/49 1,825,000 2,129,736
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/28 600,000 709,057
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/33 530,000 617,369
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/38 850,000 983,548
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/48 1,675,000 1,921,397
City of Folsom Community Facilities District No. 21, Special Tax, 2019, 5%, 9/01/49 2,000,000 2,331,863
City of Folsom Community Facilities District No. 21, Special Tax, 2021, 4%, 9/01/50 800,000 890,351
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/40 1,245,000 1,406,439
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/45 1,075,000 1,203,722
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/50 1,140,000 1,274,214
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 75,000,000 44,066,662
Revenue, 2013 B-1, Refunding, 3.95%, 1/15/53 ........................... 25,000,000 27,642,260
Revenue, 2013 B-2, Refunding, 3.5%, 1/15/53 ............................ 17,500,000 19,361,429
Revenue, 2015 A, Refunding, Zero Cpn., 1/15/33 .......................... 19,000,000 14,747,350
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/43 ..................... 41,979,000 48,515,584
Fremont Community Facilities District No. 1 ,
Special Tax, 2015, Refunding, 5%, 9/01/40 ............................... 4,655,000 5,233,772
Special Tax, 2015, Refunding, 5%, 9/01/45 ............................... 3,255,000 3,637,785
Golden State Tobacco Securitization Corp. ,
Revenue, 2007 A-2, 5.3%, 6/01/37 ..................................... 5,000,000 5,169,868
Revenue, 2007 C, Refunding, Zero Cpn., 6/01/47 .......................... 50,000,000 11,052,225
Revenue, 2015 A, Refunding, 5%, 6/01/45 ............................... 37,630,000 43,183,390
Revenue, 2018 A-1, Refunding, 5.25%, 6/01/47 ........................... 63,500,000 65,760,079
Revenue, 2018 A-2, Refunding, 5%, 6/01/47 ............................. 12,750,000 13,174,938
Hanford Joint Union High School District ,
GO, B, AGMC Insured, Zero Cpn., 8/01/32 ............................... 3,635,000 3,025,033
GO, B, AGMC Insured, Zero Cpn., 8/01/33 ............................... 3,705,000 3,004,760
GO, B, AGMC Insured, Zero Cpn., 8/01/35 ............................... 4,120,000 3,167,940
Hartnell Community College District , GO , 2009 D , Zero Cpn., 8/01/49 ............
10,000,000 5,121,605
Imperial Community College District , GO , 2011 A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 4,357,576
Independent Cities Finance Authority ,
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/44 ....... 2,015,000 2,186,657

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Independent Cities Finance Authority, (continued)
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/49 ....... $ 4,800,000 $ 5,201,503
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/56 ............. 4,000,000 4,164,264
Millennium Housing of California, Revenue, 2019, Refunding, 5%, 5/15/48 ....... 3,000,000 3,642,311
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/45 ............. 5,000,000 5,577,613
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/50 ............. 4,900,000 5,453,525
Indio Community Facilities District No. 2004-3 , Special Tax , 2015 , Refunding , 5% ,
9/01/35 ......................................................... 1,190,000 1,351,029
Inland Valley Development Agency ,
Tax Allocation, 2014 A, Refunding, 5.25%, 9/01/37 ......................... 7,500,000 8,274,757
Tax Allocation, 2014 A, Refunding, 5%, 9/01/44 ........................... 9,000,000 9,865,666
Irvine Unified School District ,
Community Facilities District No. 09-1, Special Tax, 2017 A, 5%, 9/01/42 ........ 1,700,000 2,039,194
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/51 ........ 2,500,000 2,960,600
Community Facilities District No. 09-1, Special Tax, 2017 C, 5%, 9/01/47 ........ 1,000,000 1,191,944
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 9/01/49 ........ 1,000,000 1,186,677
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/45 2,000,000 2,384,993
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/49 2,000,000 2,375,863
Jurupa Community Services District , Community Facilities District No. 53 , Special Tax ,
2020 A , 4% , 9/01/43 ................................................ 300,000 341,269
Jurupa Public Financing Authority ,
Special Tax, 2014 A, Refunding, 5%, 9/01/42 ............................. 2,220,000 2,490,121
Special Tax, 2015 A, Refunding, 5%, 9/01/43 ............................. 4,000,000 4,626,178
Special Tax, Sub. Lien, 2015 B, Refunding, 5%, 9/01/40 ..................... 4,000,000 4,522,119
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 ..........
3,250,000 3,739,159
Lake Elsinore Public Financing Authority ,
City of Lake Elsinore Assessment District No. 93-1, Special Tax, 2012 B, Pre-
Refunded, 5.125%, 9/02/30 ......................................... 4,980,000 5,225,414
City of Lake Elsinore Community Facilities District No. 2003-2, Special Tax, 2014 A,
Pre-Refunded, 5.75%, 9/01/44 ...................................... 3,240,000 3,596,865
City of Lake Elsinore Community Facilities District No. 98-1, Special Tax, 2013 C,
Pre-Refunded, 5.25%, 9/01/33 ...................................... 8,000,000 8,801,478
Lake Tahoe Unified School District , GO , 2012 , Zero Cpn., 8/01/40 ...............
1,140,000 1,245,615
Lammersville Joint Unified School District ,
Community Facilities District No. 2014-1, Special Tax, 2017, 5%, 9/01/47 ........ 4,000,000 4,658,370
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/43 ........ 775,000 884,213
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,500,000 2,840,574
Las Virgenes Unified School District , GO , 2011 C , Zero Cpn., 8/01/33 ............
8,050,000 9,705,774
Lathrop Financing Authority ,
Special Tax, 2013 A, Refunding, 6%, 9/02/28 ............................. 1,010,000 1,092,987
Special Tax, 2013 A, Refunding, 6%, 9/02/29 ............................. 1,070,000 1,155,228
Special Tax, 2013 A, Refunding, 6%, 9/02/30 ............................. 1,075,000 1,156,949
Special Tax, 2013 A, Refunding, 5.5%, 9/02/35 ............................ 3,670,000 3,900,524
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/32 .......................... 1,155,000 1,243,616
Special Tax, Junior Lien, 2013 B, 5.375%, 9/01/35 ......................... 805,000 866,820
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,176,751
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/45 .....
6,500,000 7,501,892
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............
4,630,000 5,940,831
Los Alamitos Unified School District ,
COP, 2012, Zero Cpn., 8/01/34 ....................................... 1,500,000 1,736,201
COP, 2012, Zero Cpn., 8/01/42 ....................................... 4,500,000 5,106,224
Mendocino-Lake Community College District ,
GO, 2011 B, AGMC Insured, 6.55%, 8/01/36 ............................. 5,150,000 7,380,524
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/40 ........................... 7,500,000 9,722,242

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/43 ........ $ 1,000,000 $ 1,149,736
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/48 ........ 1,500,000 1,717,504
Community Facilities District No. 2011-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,900,000 3,384,768
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,100,000 1,403,116
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,150,000 1,461,297
Moreland School District , GO , B , Refunding , 5% , 8/01/41 .....................
4,045,000 4,702,766
Moreno Valley Unified School District ,
Community Facilities District No. 2015-2, Special Tax, 2019, 5%, 9/01/44 ........ 870,000 990,062
Community Facilities District No. 2015-3, Special Tax, 2019, 4.125%, 9/01/48 ..... 1,160,000 1,274,617
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
32,300,000 53,097,896
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/36 ............................... 2,250,000 2,702,493
Revenue, 2017 A, Refunding, 5%, 3/01/37 ............................... 2,500,000 2,998,302
Revenue, 2017 A, Refunding, BAM Insured, 4%, 3/01/42 .................... 5,000,000 5,666,314
Revenue, 2017 B, Refunding, 5%, 3/01/42 ............................... 2,550,000 3,079,418
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ...................
6,600,000 9,701,855
Oakdale Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/35 .....
1,270,000 1,438,158
Oakley Public Finance Authority ,
City of Oakley Assessment District No. 2004-1, Special Assessment, 2012, Pre-
Refunded, 5.3%, 9/02/34 .......................................... 995,000 1,046,288
City of Oakley Assessment District No. 2006-1, Special Assessment, 2014,
Refunding, BAM Insured, 5%, 9/02/36 ................................. 1,500,000 1,696,261
Palomar Health ,
Palomar Health Obligated Group, COP, 4%, 11/01/38 ....................... 5,000,000 5,635,482
Palomar Health Obligated Group, COP, 4%, 11/01/47 ....................... 6,000,000 6,667,603
Palomar Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/01/36 ...... 6,250,000 7,354,089
Palomar Health Obligated Group, Revenue, 2017, Refunding, 5%, 11/01/42 ...... 5,000,000 5,962,288
Paramount Unified School District , GO , 2013 , Pre-Refunded , BAM Insured , Zero Cpn.,
8/01/51 ......................................................... 25,000,000 3,416,792
Paso Robles Joint Unified School District , GO , 2010 A , Zero Cpn., 9/01/45 ........
15,000,000 7,386,963
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,846,183
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1, Special Tax, 2014 A, Refunding, 5.375%,
9/01/33 ........................................................ 1,940,000 2,092,162
Community Facilities District No. 2001-1, Special Tax, 2014 E, Refunding, 4.25%,
9/01/38 ........................................................ 4,145,000 4,426,095
Community Facilities District No. 2002-1, Special Tax, 2013 B, Refunding, 5.25%,
9/01/33 ........................................................ 3,745,000 4,028,775
Community Facilities District No. 2014-1, Special Tax, 2018 A, 4%, 9/01/48 ...... 2,530,000 2,627,629
Pico Rivera Water Authority , Revenue , 2001 A , 6.25% , 12/01/32 ................
4,470,000 4,519,790
Pittsburg Unified School District ,
GO, 2012 C, Pre-Refunded, Zero Cpn., 8/01/47 ........................... 9,000,000 2,104,489
GO, 2012 C, Pre-Refunded, Zero Cpn., 8/01/52 ........................... 15,000,000 2,526,358

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Porterville Public Financing Authority , Revenue , 2011 A , Pre-Refunded ,
5.625% , 10/01/36 .................................................. $ 5,000,000 $ 5,022,283
Poway Redevelopment Agency Successor Agency , Tax Allocation , A , Refunding ,
5% , 12/15/30 ..................................................... 3,500,000 4,694,112
Poway Unified School District , Community Facilities District No. 15 , Special Tax , 2016 ,
5% , 9/01/46 ...................................................... 2,000,000 2,296,786
Redondo Beach Unified School District , GO , 2011 E , Zero Cpn., 8/01/31 ..........
2,750,000 3,675,483
Richland School District , GO , 2009 C , AGMC Insured , Zero Cpn., 8/01/49 .........
22,000,000 9,081,182
Rio Elementary School District , Community Facilities District No. 1 , Special Tax , 2013 ,
Pre-Refunded , 5.5% , 9/01/39 ......................................... 6,915,000 7,642,210
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/42 ..........
13,000,000 17,772,687
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/33 ............................................ 1,625,000 1,894,268
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/38 ............................................ 1,000,000 1,157,966
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/48 ............................................ 1,190,000 1,365,052
River Islands Public Financing Authority ,
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 2.75%,
9/01/40 ........................................................ 2,080,000 2,102,769
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 4%, 9/01/45 4,405,000 4,947,271
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 4%, 9/01/51 8,255,000 9,236,182
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/34 ..... 860,000 868,829
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/35 ..... 925,000 932,590
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/41 ........ 1,250,000 1,353,428
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,500,000 1,614,932
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/51 ........ 1,360,000 1,461,205
Riverbank Unified School District ,
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 6,690,000 4,422,149
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/43 ........................... 8,750,000 4,862,391
Riverside County Redevelopment Successor Agency ,
Tax Allocation, 2011 A, Pre-Refunded, 7.125%, 10/01/42 .................... 1,750,000 1,759,723
Tax Allocation, 2011 B, 6.75%, 10/01/30 ................................. 1,200,000 1,206,355
Tax Allocation, Second Lien, 2011 D, Pre-Refunded, 7%, 12/01/31 ............. 1,425,000 1,448,822
Tax Allocation, Second Lien, 2011 D, Pre-Refunded, 7.25%, 12/01/37 ........... 2,505,000 2,548,424
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013 A, 5.75%, 6/01/44 ............................ 5,000,000 5,392,500
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/43 ......................... 7,500,000 4,487,720
Riverside Public Financing Authority , COP , 2013 , AGMC Insured , 5% , 6/01/33 ......
4,280,000 4,610,363
Riverside Unified School District ,
Special Tax, 2020, 4%, 9/01/45 ....................................... 415,000 467,952
Special Tax, 2020, 4%, 9/01/50 ....................................... 875,000 984,345
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/41 ..................................... 3,000,000 3,560,863
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2013, 5%, 9/01/36 ........ 1,500,000 1,606,058
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/35 4,690,000 5,318,789
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/38 3,000,000 3,389,555
Community Facilities District No. 2006-1, Special Tax, 2017, Refunding, 5%, 9/01/44 1,120,000 1,319,714
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/41 . 1,265,000 1,498,054
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 2021,
2.75%, 9/01/41 .................................................. 450,000 456,682
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 2021,
4%, 9/01/50 .................................................... 465,000 526,982

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Rowland Unified School District ,
GO, 2009 B, Zero Cpn., 8/01/34 ....................................... $ 5,000,000 $ 3,706,512
GO, 2009 B, Zero Cpn., 8/01/39 ....................................... 15,000,000 9,528,948
GO, 2009 B, Zero Cpn., 8/01/42 ....................................... 10,750,000 6,805,733
Sacramento Area Flood Control Agency , Natomas Basin Local Assessment District ,
Special Assessment , 2014 , BAM Insured , 5% , 10/01/44 ..................... 2,000,000 2,262,817
San Bernardino Community College District ,
GO, 2008 D, Pre-Refunded, 5%, 8/01/45 ................................ 2,755,000 3,265,546
GO, 2008 D, Pre-Refunded, 5%, 8/01/48 ................................ 3,760,000 4,456,788
GO, 2009 B, Zero Cpn., 8/01/44 ....................................... 12,495,000 6,679,305
San Diego Unified School District ,
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 10,000,000 11,648,622
GO, 2010 C, Zero Cpn., 7/01/47 ....................................... 26,025,000 29,403,469
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 6,940,000 6,793,139
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 13,500,000 13,273,964
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/37 ............................... 5,535,000 6,951,548
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 35,000,000 43,278,718
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 10,000,000 12,279,794
Revenue, Second Series, 2018 D, 5%, 5/01/48 ........................... 10,000,000 12,212,917
San Francisco City & County Redevelopment Agency Successor Agency ,
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/23 .......................... 2,000,000 1,841,424
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/26 .......................... 3,000,000 2,387,943
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/31 .......................... 6,000,000 3,729,426
a
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/43 .......................... 16,500,000 5,601,237
Community Facilities District No. 6, Special Tax, 2013 C, Zero Cpn., 8/01/43 ...... 10,000,000 2,907,563
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/43 ...................................... 2,500,000 2,798,306
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 19,475,000 18,622,708
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/32 ............... 50,225,000 41,000,661
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/28 ........................... 19,150,000 18,034,828
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 35,000,000 39,301,770
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 75,000,000 84,070,620
San Rafael City Elementary School District , GO , 2015 C , 5% , 8/01/43 ............
1,565,000 1,931,135
Santa Barbara Unified School District , GO , 2011 A , Zero Cpn., 8/01/36 ...........
8,000,000 11,814,286
Santa Margarita Water District ,
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/36 ..... 2,875,000 3,111,766
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/43 ..... 9,600,000 10,361,385
Santa Paula Utility Authority , Revenue , 2015 A , Pre-Refunded , 5% , 2/01/40 ........
5,105,000 5,938,266
Saugus Union School District , Community Facilities District No. 2006-1 , Special Tax,
Senior Lien , 2014 , 4.25% , 9/01/44 ..................................... 2,500,000 2,682,071
Saugus/Hart School Facilities Financing Authority ,
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/41 1,250,000 1,424,928
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/46 1,250,000 1,416,546
Saugus-Castaic School Facilities Financing Authority ,
Community Facilities District No. 2006-1C, Special Tax, 2013, 5.875%, 9/01/33 ... 1,370,000 1,492,892
Community Facilities District No. 2006-1C, Special Tax, 2013, 6%, 9/01/43 ....... 3,395,000 3,664,061
Siskiyou Union High School District , GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/49
15,015,000 5,865,162
Sonoma Community Development Agency Successor Agency , Tax Allocation , 2011 ,
7% , 12/01/30 ..................................................... 2,115,000 2,146,560
St. Helena Unified School District , GO , 2011 B , Zero Cpn., 6/01/36 ..............
10,000,000 13,156,448
State of California , GO , 5% , 3/01/45 .....................................
3,900,000 4,474,303
Sulphur Springs Union School District ,
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/43 ........ 1,410,000 1,584,479
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/47 ........ 1,820,000 2,040,496

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sulphur Springs Union School District, (continued)
Community Facilities District No. 2014-1, Special Tax, 2014-1, 4%, 9/01/50 ...... $ 1,225,000 $ 1,373,644
Susanville School District , GO , 2010 , AGMC Insured , Zero Cpn., 8/01/49 .........
17,505,000 7,080,694
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 B-2 , 2 , Refunding , Zero Cpn.,
6/01/60 ......................................................... 24,900,000 6,272,766
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 10,000,000 2,181,656
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 C, Zero Cpn.,
6/01/46 ........................................................ 25,000,000 5,260,452
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-1,
Refunding, 5%, 6/01/48 ............................................ 11,490,000 14,206,673
Torrance Unified School District , GO , 2009 B-1 , Zero Cpn., 8/01/34 ..............
5,640,000 3,663,907
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/45 ........................................................ 2,280,000 2,562,636
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/50 ........................................................ 3,000,000 3,362,218
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 696,786
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1, Special Tax, 2004, 5.75%, 9/01/29 ........ 2,945,000 2,829,656
Community Facilities District No. 04-1, Special Tax, 2004, 5.8%, 9/01/35 ........ 4,475,000 4,227,337
Community Facilities District No. 04-1, Special Tax, 2005, 5.2%, 9/01/25 ........ 2,490,000 2,421,218
Community Facilities District No. 04-1, Special Tax, 2005, 5.25%, 9/01/30 ........ 4,990,000 4,678,484
University of California , Revenue , 2015 AO , Refunding , 5% , 5/15/40 .............
5,000,000 5,814,251
Val Verde Unified School District ,
Special Tax, 2015, Refunding, 5%, 9/01/29 ............................... 3,200,000 3,645,859
Special Tax, 2015, Refunding, 5%, 9/01/37 ............................... 2,000,000 2,239,941
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............
2,630,000 2,641,711
Victor Elementary School District ,
GO, 2015 B, 5%, 8/01/42 ............................................ 5,455,000 6,241,178
Community Facilities District No. 2005-1, Special Tax, 2018, Refunding, BAM
Insured, 5%, 9/01/46 .............................................. 1,385,000 1,617,748
Victor Valley Community College District , GO , 2008 C , Zero Cpn., 6/01/49 .........
11,940,000 5,591,470
Washington Township Health Care District ,
Revenue, 2017 B, Refunding, 4%, 7/01/35 ............................... 2,000,000 2,248,892
Revenue, 2017 B, Refunding, 4%, 7/01/36 ............................... 1,900,000 2,131,709
West Hollywood Community Development Commission Successor Agency ,
Tax Allocation, 2011 A, 7.25%, 9/01/31 .................................. 1,000,000 1,000,000
Tax Allocation, 2011 A, 7.5%, 9/01/42 ................................... 5,000,000 5,000,000
Westside Union School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/46 ........ 360,000 406,908
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 500,000 564,971
Woodland Finance Authority ,
Revenue, 2011, 6%, 3/01/36 ......................................... 1,000,000 1,004,776
Revenue, 2011, 6%, 3/01/41 ......................................... 1,500,000 1,506,804
Yorba Linda Redevelopment Agency Successor Agency , Tax Allocation, Sub. Lien , 2011
A , Pre-Refunded , 6.5% , 9/01/32 ....................................... 2,750,000 2,750,000
3,058,972,107
U.S. Territories 6.4%
Guam 0.9%
Guam Government Waterworks Authority ,
Revenue, 2014 A, Refunding, 5%, 7/01/35 ............................... 1,000,000 1,089,766

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Guam Government Waterworks Authority, (continued)
Revenue, 2016, 5%, 1/01/46 ......................................... $ 5,250,000 $ 5,934,088
Revenue, 2016, 5%, 7/01/36 ......................................... 3,550,000 4,054,177
Revenue, 2017, Refunding, 5%, 7/01/36 ................................. 3,455,000 4,031,400
Revenue, 2017, Refunding, 5%, 7/01/37 ................................. 3,000,000 3,496,832
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/40 ..............
4,750,000 5,484,057
Territory of Guam ,
c
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... 2,125,000 2,428,131
c
Revenue, 2021 F, Refunding, 4%, 1/01/36 ............................... 1,250,000 1,465,792
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/40 ............. 1,500,000 1,888,383
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/35 ............. 1,500,000 1,921,542
31,794,168
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
4,405,000 4,394,622
Puerto Rico 5.4%
b
Commonwealth of Puerto Rico , GO , A-PSA , Refunding , 8% , 7/01/35 ............. 19,815,000 16,867,519
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
15,167,599 14,257,543
b
Puerto Rico Electric Power Authority ,
Revenue, 2012 A RSA-1 2012 A, 5%, 7/01/29 ............................. 10,000,000 9,800,000
Revenue, 2012 A RSA-1 2013 A, 7%, 7/01/33 ............................. 25,000,000 25,218,750
Revenue, 2013 A RSA-1, 6.75%, 7/01/36 ................................ 11,735,000 11,808,344
Revenue, 2013 A RSA-1, 7%, 7/01/43 .................................. 5,000,000 5,043,750
Revenue, A-4-RSA-1 2016 A-4, 10%, 7/01/19 ............................. 1,601,766 1,647,817
Revenue, B-2-RSA-1 2016 B-4, 10%, 7/01/19 ............................ 1,601,765 1,647,816
Revenue, E-1-RSA-1, 10%, 1/01/21 .................................... 1,768,493 1,819,337
Revenue, E-2-RSA-1, 10%, 7/01/21 .................................... 1,768,493 1,819,337
Revenue, E-3-RSA-1, 10%, 1/01/22 .................................... 600,000 625,500
Revenue, E-4-RSA-1, 10%, 7/01/22 .................................... 600,000 625,500
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AMBAC Insured, 5.25%, 7/01/30 ............... 120,000 131,176
Revenue, 2007 N, Refunding, AMBAC Insured, 5.25%, 7/01/31 ............... 395,000 432,156
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 330,000 372,307
Revenue, L, Refunding, AMBAC Insured, 5.25%, 7/01/38 .................... 4,790,000 5,218,938
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,300,000 3,790,744
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 4,500,000 4,657,500
Puerto Rico Infrastructure Financing Authority , Special Tax , 2005 C , Refunding , AMBAC
Insured , 5.5% , 7/01/27 .............................................. 12,750,000 14,068,168
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 100,000 115,072
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 8,695,000 9,950,574
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 11,850,000 13,720,629
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 35,520,000 11,868,607
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 20,445,000 4,968,442
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 11,313,000 12,860,433
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 7,495,000 8,577,210
181,913,169
Total U.S. Territories .................................................................... 218,101,959
Total Municipal Bonds (Cost $2,863,592,010) ...................................
3,277,074,066
a a a a

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 26 .
Short Term Investments 2.2%
a a
Principal
Amount
a
Value
Municipal Bonds 2.2%
California 2.2%
f
Metropolitan Water District of Southern California , Revenue , 2018 A-1 , Refunding , SPA
TD Bank NA , Daily VRDN and Put , 0.01% , 7/01/37 ......................... $ 7,100,000 $ 7,100,000
f
Regents of the University of California , Medical Center , Revenue , 2007 B-1 , Refunding ,
Daily VRDN and Put , 0.01% , 5/15/32 ................................... 4,100,000 4,100,000
f
Santa Clara Valley Transportation Authority , 2000 Measure A Sales Tax , Revenue , 2008
D , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% , 4/01/36 .......... 3,500,000 3,500,000
f
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.01% , 7/01/36 ........................... 6,000,000 6,000,000
f
State of California , GO , 2004 A-3 , LOC State Street Bank & Trust Co. , Daily VRDN and
Put , 0.01% , 5/01/34 ................................................ 8,800,000 8,800,000
f
University of California ,
Revenue, 2013 AL-2, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... 18,005,000 18,005,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... 9,700,000 9,700,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... 16,000,000 16,000,000
73,205,000
Total Municipal Bonds (Cost $73,205,000) ......................................
73,205,000
Total Short Term Investments (Cost $73,205,000 ) ................................
73,205,000
a
Total Investments (Cost $2,936,797,010) 99.1% ..................................
$3,350,279,066
Other Assets, less Liabilities 0.9% .............................................
31,209,842
Net Assets 100.0% ...........................................................
$3,381,488,908
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the aggregate value of these securities was $596,373,974, representing 17.6% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Security purchased on a when-issued basis.
d
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
e
The coupon rate shown represents the rate at period end.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Statement of Investments (unaudited), August 31, 2021
Franklin Tennessee Municipal Bond Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.9%
Alabama 0.3%
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 B , Mandatory Put ,
4% , 12/01/31 ..................................................... $ 520,000 $ 643,016
Illinois 2.1%
b
Metropolitan Pier & Exposition Authority ,
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 500,000 576,744
Revenue, 2022 A, Refunding, 4%, 12/15/47 .............................. 250,000 285,318
State of Illinois ,
GO, 2017 D, 5%, 11/01/27 ........................................... 1,000,000 1,231,961
GO, 2018 A, Refunding, 5%, 10/01/33 .................................. 215,000 263,530
GO, 2020, 5.5%, 5/01/30 ............................................ 400,000 531,528
GO, 2020 C, 4%, 10/01/42 ........................................... 1,000,000 1,152,871
4,041,952
New Jersey 0.9%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/46 ...
500,000 580,472
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 4% , 6/15/45 ...
1,000,000 1,162,454
1,742,926
New York 1.3%
Metropolitan Transportation Authority ,
Revenue, 2020 D, 4%, 11/15/47 ....................................... 250,000 287,575
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 500,000 576,182
Revenue, 2021 A-2, 4%, 11/15/43 ..................................... 1,400,000 1,631,961
2,495,718
Tennessee 91.0%
Chattanooga Health Educational & Housing Facility Board ,
CDFI Phase I LLC, Revenue, 2015, Refunding, 5%, 10/01/35 ................. 1,000,000 1,122,405
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/44 4,000,000 4,606,380
City of Chattanooga , Electric , Revenue , 2015 C , Refunding , 5% , 9/01/40 ..........
2,750,000 3,217,330
City of Gallatin , Water & Sewer , Revenue , 2015 , Refunding , 5% , 1/01/32 ..........
1,500,000 1,719,186
City of Germantown ,
GO, 2017, 4%, 8/01/43 ............................................. 2,330,000 2,699,122
GO, 2017, 4%, 8/01/45 ............................................. 2,525,000 2,915,117
City of Jackson ,
West Tennessee Healthcare Obligated Group, Revenue, 2015, Refunding, 5%,
4/01/36 ........................................................ 4,000,000 4,539,101
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, Refunding, 5%,
4/01/41 ........................................................ 2,370,000 2,901,931
City of Knoxville ,
Wastewater System, Revenue, 2015 A, Refunding, 4%, 4/01/42 ............... 5,000,000 5,255,002
Wastewater System, Revenue, 2021 A, Refunding, 4%, 4/01/33 ............... 1,000,000 1,283,069
City of Memphis ,
Electric System, Revenue, 2020 A, 3%, 12/01/42 .......................... 2,470,000 2,728,548
Gas, Revenue, 2017, 4%, 12/01/36 .................................... 1,000,000 1,172,773
Gas, Revenue, 2020, 3%, 12/01/42 .................................... 1,000,000 1,104,676
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ......
1,775,000 1,895,653
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 3,230,825
County of Hamilton , GO , 2020 A , Refunding , 4% , 1/01/51 .....................
1,000,000 1,182,155
County of Maury , GO , 2015 , Refunding , 4% , 4/01/34 .........................
1,775,000 1,985,328
County of Shelby , GO , 2020 B , 4% , 4/01/37 ................................
2,500,000 3,042,245
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 5,660,843
Franklin Special School District ,
GO, 2021, 4%, 6/01/41 ............................................. 5,355,000 6,564,394
GO, 2021, 4%, 6/01/46 ............................................. 2,000,000 2,422,483

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin Tennessee Municipal Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Hallsdale -Powell Utility District , Revenue , 2019 , Refunding , 4% , 4/01/39 ..........
$ 1,380,000 $ 1,622,472
Harpeth Valley Utilities District of Davidson and Williamson Counties ,
Revenue, 2014, 5%, 9/01/44 ......................................... 4,400,000 4,978,065
Revenue, 2020, 4%, 9/01/50 ......................................... 500,000 589,237
Industrial Development Board of The City of Kingsport Tennessee (The) , Model City II
LP , Revenue , 2009 , GNMA Insured , 5.5% , 7/20/39 ......................... 2,995,000 2,998,362
Knox Chapman Utility District of Knox County , Revenue , 2012 , Refunding , 4% , 1/01/40
4,000,000 4,176,403
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/42 .... 5,000,000 5,981,652
University Health System Obligated Group, Revenue, 2016, Refunding, 5%, 9/01/47 3,000,000 3,400,369
University Health System Obligated Group, Revenue, 2017, Refunding, 5%, 4/01/36 2,250,000 2,619,210
Lawrenceburg Public Building Authority , GO , 2002 , Refunding , AMBAC Insured , 5% ,
7/01/22 ......................................................... 645,000 670,253
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 .................
1,000,000 1,064,384
Memphis-Shelby County Airport Authority ,
Revenue, 2021 A, 5%, 7/01/31 ........................................ 500,000 672,385
Revenue, 2021 A, 5%, 7/01/40 ........................................ 3,000,000 3,888,040
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/45 ....... 2,500,000 2,715,323
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/55 ....... 2,015,000 2,175,954
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/41 ............... 2,265,000 2,576,999
Vanderbilt University Medical Center Obligated Group, Revenue, 2016 A, 5%,
7/01/40 ........................................................ 5,000,000 5,957,771
Metropolitan Government of Nashville & Davidson County ,
Electric, Revenue, 2014 A, 5%, 5/15/39 ................................. 4,000,000 4,473,978
Electric, Revenue, 2021 A, 5%, 5/15/46 ................................. 1,000,000 1,307,004
Sports Authority, Revenue, 2013 A, Pre-Refunded, 5%, 8/01/38 ............... 3,000,000 3,278,570
Water & Sewer, Revenue, 2017 A, 5%, 7/01/46 ........................... 6,855,000 8,423,687
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2015 A, 5%, 7/01/45 ........................................ 4,000,000 4,646,531
Revenue, 2019 B, 4%, 7/01/49 ........................................ 3,000,000 3,451,566
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group, Revenue, 2017 A, 5%, 5/01/36 4,000,000 4,774,711
Rhodes College, Revenue, 2015, 5%, 8/01/45 ............................ 1,700,000 1,959,718
Rhodes College, Revenue, 2017, Refunding, 4%, 8/01/40 ................... 3,000,000 3,412,724
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
2,015,000 2,209,952
a
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 2,000,000 2,672,492
Tennessee Housing Development Agency ,
Revenue, 2012 2C, 3.8%, 7/01/43 ..................................... 1,100,000 1,109,994
Revenue, 2013 1C, 4%, 7/01/43 ....................................... 975,000 1,000,255
Revenue, 2017-3, 3.65%, 7/01/47 ..................................... 840,000 888,870
Revenue, 2018-2, Refunding, 3.85%, 7/01/42 ............................. 1,565,000 1,693,256
Revenue, 2018-4, Refunding, 4%, 7/01/43 ............................... 2,790,000 3,077,301
Tennessee State School Bond Authority ,
Revenue, 2015 B, Pre-Refunded, 5%, 11/01/40 ........................... 6,500,000 7,745,319
Revenue, 2015 B, Pre-Refunded, 5%, 11/01/45 ........................... 5,000,000 5,957,937
West Knox Utility District , Revenue , 2016 , Refunding , 5% , 6/01/41 ..............
1,000,000 1,120,937
West Wilson Utility District of Wilson County Tennessee , Revenue , 2015 , Refunding ,
5% , 6/01/40 ...................................................... 1,545,000 1,793,047
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 .............
820,000 923,566
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 1,293,305
Wilson County Tenth Special School District , GO , 2019 , 5% , 4/01/44 .............
2,500,000 3,095,358
177,645,523

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin Tennessee Municipal Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 26 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 2.3%
Puerto Rico 2.3%
c
Puerto Rico Electric Power Authority , Revenue , XX-RSA-1 , 5.25% , 7/01/40 ........ $ 965,000 $ 949,319
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 1,425,000 1,607,688
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 600,000 671,755
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 100,000 108,941
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,000,000 1,148,710
4,486,413
Total U.S. Territories .................................................................... 4,486,413
Total Municipal Bonds (Cost $178,954,843) .....................................
191,055,548
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Tennessee 0.3%
d
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.01% , 6/01/42 ................................... 500,000 500,000
Total Municipal Bonds (Cost $500,000) .........................................
500,000
Total Short Term Investments (Cost $500,000 ) ..................................
500,000
a
Total Investments (Cost $179,454,843) 98.2% ...................................
$191,555,548
Other Assets, less Liabilities 1.8% .............................................
3,542,825
Net Assets 100.0% ...........................................................
$195,098,373
a
The maturity date shown represents the mandatory put date.
b
Security purchased on a when-issued basis.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two separate funds, (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

Franklin Municipal Securities Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
5. Upcoming Reorganizations
On July 14, 2021, the Board for Franklin Municipal Securities Trust approved a proposal to reorganize Franklin Tennessee
Municipal Bond Fund with and into Franklin Federal Tax - Free income Fund, subject to approval by the shareholders of
Franklin Tennessee Municipal Bond Fund.
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At August 31, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
For detailed categories, see the accompanying Statement of Investments.
7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.